Stock-Based Compensation (Details 2) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Options outstanding and exercisable
Options Outstanding, Shares | shares	637,033
Options Outstanding, Weighted-Average Remaining Contractual Term	7 years
Options Outstanding, Weighted-Average Exercise Price	$ 179.62
Options Outstanding, Aggregate Intrinsic Value | $	$ 59.1	[1]
Options Exercisable, Shares | shares	339,177
Options Exercisable, Weighted-Average Remaining Contractual Term	5 years 7 months 6 days
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 136.61
Options Exercisable, Aggregate Intrinsic Value | $	$ 46.1	[1]
Closing stock price (in dollars per share)	$ 272.54
Range of Exercise Price from $14.83-$20.00
Options outstanding and exercisable
Exercise price range, lower range limit	14.83
Exercise price range, upper range limit	$ 20.00
Options Outstanding, Shares | shares	2,800
Options Outstanding, Weighted-Average Remaining Contractual Term	1 year 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 16.87
Options Outstanding, Aggregate Intrinsic Value | $	$ 0.7	[1]
Options Exercisable, Shares | shares	2,800
Options Exercisable, Weighted-Average Remaining Contractual Term	1 year 1 month 6 days
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 16.87
Options Exercisable, Aggregate Intrinsic Value | $	$ 0.7	[1]
Range of Exercise Price from $20.01-$100.00
Options outstanding and exercisable
Exercise price range, lower range limit	$ 20.01
Exercise price range, upper range limit	$ 100.00
Options Outstanding, Shares | shares	122,024
Options Outstanding, Weighted-Average Remaining Contractual Term	4 years 8 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 73.09
Options Outstanding, Aggregate Intrinsic Value | $	$ 24.3	[1]
Options Exercisable, Shares | shares	122,024
Options Exercisable, Weighted-Average Remaining Contractual Term	4 years 8 months 12 days
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 73.09
Options Exercisable, Aggregate Intrinsic Value | $	$ 24.3	[1]
Range of Exercise Price from $100.01-$207.95
Options outstanding and exercisable
Exercise price range, lower range limit	$ 100.01
Exercise price range, upper range limit	$ 207.95
Options Outstanding, Shares | shares	512,209
Options Outstanding, Weighted-Average Remaining Contractual Term	7 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 205.89
Options Outstanding, Aggregate Intrinsic Value | $	$ 34.1	[1]
Options Exercisable, Shares | shares	214,353
Options Exercisable, Weighted-Average Remaining Contractual Term	6 years 1 month 6 days
Options Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 174.34
Options Exercisable, Aggregate Intrinsic Value | $	$ 21.1	[1]

[1]	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on our closing stock price of $272.54 on December 31, 2014, which would have been received by the option holders had all option holders exercised their options as of that date.